Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories

NOTE 13: INVENTORIES

Inventories as of December 31, 2022 and 2021, consist of the following:

	December 31, 2022	December 31, 2021
Fuel in stock	$3,254	$4,673
Fuel in stock for sale	3,219	205
Stores, spares and others	3,995	3,733
Total Inventories	$10,468	$8,611